15. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets Tables
Schedule of intangible assets
	Goodwill	Airport operating rights	Software	Total
Balances as of December 31, 2015	542,302	1,038,900	133,403	1,714,605
Additions	-	-	55,316	55,316
Disposals	-	-	(781)	(781)
Amortization	-	-	(29,424)	(29,424)
Balances as of December 31, 2016	542,302	1,038,900	158,514	1,739,716
Additions	-	-	55,449	55,449
Disposals	-	-	(9,662)	(9,662)
Amortization	-	-	(38,218)	(38,218)
Balances as of December 31, 2017	542,302	1,038,900	166,083	1,747,285

Schedule of allocation of goodwill
	Goodwill GLA	Goodwill Smiles	Airport operating rights
December 31, 2017
Book value	325,381	216,921	1,038,900
Book value - CGU	1,061,177	395,105	1,038,900
Value in use	15,206,092	5,464,287	5,069,156

Pre tax discount rate	15.46%	19.26%	14.50%
Perpetuity growth rate	3.50%	3.50%	3.50%

December 31, 2016
Book value	325,381	216,921	1,038,900
Book value - CGU	2,433,861	56,880	1,038,900
Value in use	3,636,201	9,476,173	4,816,306

Pre tax discount rate	23.92%	14.51%	27.34%
Perpetuity growth rate	3.50%	3.50%	8.50%